Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 25, 2013
Registrant Name	DWS VARIABLE SERIES I
Central Index Key	0000764797
Amendment Flag	false
Document Creation Date	Apr. 25, 2013
Document Effective Date	Apr. 25, 2013
Prospectus Date	May 01, 2012